SUBSEQUENT EVENTS (Details) - Share Purchase Agreement - Subsequent Events $ in Millions	Feb. 06, 2018 USD ($) Transaction company entity
Subsequent Event
Number of holding companies controlled by certain management of ATA Online | company	4
Total consideration n cash agreed	$ 200.0
Percentage of premium over market capitalization	87.40%
Number of stages Expected for Closing the Transaction | Transaction	3
Consideration received in first closing	$ 35.0
ATA Online | Mr. Ma
Subsequent Event
Cash deposit	$ 20.0
CDH Investment
Subsequent Event
Number of entities affiliated with funds | entity	2